BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - IFRS 16 adoption (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
BASIS OF PREPARATION AND SIGNIFICANT ACOCUNTING POLICIES [Abstract]
Right-of-use assets		$ 407
Lease liabilities	$ 379	$ 403	$ 0
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		5.10%